CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net revenues
Total net revenues	$ 324,795	$ 293,338
Gross profit	117,120	108,138
Operating expenses
Selling	18,435	17,670
General and administrative	24,757	21,224
Research and development	28,601	22,748
VAT refunds and government subsidies	(8,890)	(9,799)
Total operating expenses	62,903	51,843
Income from operations	54,217	56,295
Other income, net	2,774	3,327
Foreign exchange gain (loss)	(5,668)	545
Gains on disposal of an investment in an equity investee	0	5,763
Share of net income of equity investees	4,659	3,538
Interest income	6,720	6,128
Interest expenses	(277)	(119)
Dividend income from equity security investments	3	1,145
Income before income taxes	62,428	76,622
Income tax expenses	10,666	13,001
Net income	51,762	63,621
Less: net losses attributable to non-controlling interests	(151)	(125)
Net income attributable to Hollysys Automation Technologies Ltd.	51,913	63,746
Other comprehensive (loss) income, net of tax of nil
Translation adjustments	83,653	(13,253)
Comprehensive income	135,415	50,368
Less: comprehensive income attributable to non-controlling interests	53	953
Comprehensive income attributable to Hollysys Automation Technologies Ltd.	$ 135,362	$ 49,415
Net income per share:
Basic	$ 0.86	$ 1.05
Diluted	$ 0.86	$ 1.05
Shares used in net income per share computation:
Basic	60,498,431	60,504,151
Diluted	60,693,633	60,648,680
Integrated Solution Contracts [Member]
Net revenues
Total net revenues	$ 248,174	$ 234,141
Cost of revenue	181,737	163,985
Product sales [Member]
Net revenues
Total net revenues	15,026	12,661
Cost of revenue	2,947	3,430
Service [Member]
Net revenues
Total net revenues	61,595	46,536
Cost of revenue	$ 22,991	$ 17,785